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March 2, 2006


Office of Document Control, Investment Management
U.S. Securities and Exchange Commission
450 Fifth St., NW
Washington, D.C.  20549

Re:      ICM Series Trust
         File Nos.  33-40819; 811-08507
         CIK:  0001049629

Ladies and Gentlemen:

On behalf of ICM Series Trust, a Massachusetts business trust (the "Registrant"), enclosed please find, pursuant to Rule 485(a) of the Securities Act of 1933 (the "1933 Act"), Post- Effective Amendment No. 11 (No. 11 under the Investment Company Act of 1940, as amended) to Registrant's Registration Statement on Form N-1A.

The Amendment is being filed  primarily to disclose  certain facts  concerning a
recent  change  in  control  of  the  Registrant's  adviser,   Ironwood  Capital
Management, LLC.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6116.


Sincerely,

/s/ Margaret Gallardo-Cortez

Margaret Gallardo-Cortez
Citigroup Fund Services, LLC




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